UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Saddle Rock Investment Management LLC
Address: 520 Madison Ave

         New York, NY  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bernard Seibert
Title:     CFO
Phone:     212 319-4100

Signature, Place, and Date of Signing:

     Bernard Seibert     NY, NY     May 04, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     12

Form13F Information Table Value Total:     $121,405 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERCROMBIE & FITCH CO         CL A             002896207    21122   362300 SH       SOLE                   362300        0        0
ABERCROMBIE & FITCH CO         CL A             002896207    14569   249900 SH       SOLE                   249900        0        0
AEROPOSTALE                    COM              007865108    26736   886500 SH       SOLE                   886500        0        0
AEROPOSTALE                    COM              007865108    15273   506400 SH       SOLE                   506400        0        0
AMERICAN EXPRESS CO            CALL             025816909     1103    21000 SH  CALL SOLE                        0        0    21000
AMERICAN EXPRESS CO            CALL             025816909      735    14000 SH  CALL SOLE                        0        0    14000
AMERIPRISE FINL INC            CALL             03076C906      126     2800 SH  CALL SOLE                        0        0     2800
AMERIPRISE FINL INC            CALL             03076c906      189     4200 SH  CALL SOLE                        0        0     4200
AUTOZONE INC                   COM              053332102     6579    66000 SH       SOLE                    66000        0        0
AUTOZONE INC                   COM              053332102     5881    59000 SH       SOLE                    59000        0        0
FOOT LOCKER INC                COM              344849104    14857   622192 SH       SOLE                   622192        0        0
FOOT LOCKER INC                COM              344849104    14235   596108 SH       SOLE                   596108        0        0